CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of net carrying amount
The net carrying amount of the 2025 Convertible Notes were as follows:

	December 31,
	2024	2023

Principal original amount	$575,000	$575,000
Unamortized debt issuance costs	(2,120)	(5,286)

Net carrying amount	$572,880	$569,714
NOTE 9:-    CONVERTIBLE NOTES (Cont.)
The Company recognized interest expense on the 2025 Convertible Notes as follows:

	Year ended December 31,
	2024	2023	2022

Amortization of debt issuance costs	$3,166	$3,148	$3,131